RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash and balances with banks	R$ 137,031,197	R$ 146,614,670
Financial assets at fair value through profit or loss	547,789,769	371,883,348
Debt instruments at fair value through other comprehensive income	138,998,105	156,292,584
Loans and advances to customers, net of impairment	744,457,062	672,382,105
Loans and advances to banks, net of impairment	235,485,054	196,233,298
Securities, net of provision for expected losses	259,546,571	266,991,967
Other financial assets	73,426,822	81,195,242
Total financial assets	2,136,734,580	1,891,593,214
Deposits from financial institutions	427,099,494	361,818,310
Deposits from customers	721,274,151	644,338,463
Securities issued	306,260,682	257,977,344
Subordinated debts	54,714,526	57,458,927
Other financial liabilities	117,391,205	101,086,011
Financial liabilities at fair value through profit or loss	18,268,330	16,240,611
Loan Commitments	1,815,386	2,447,791
Financial guarantees	1,266,804	1,257,645
Insurance technical provisions and pension plans	419,715,476	378,792,820
Total financial liabilities	2,067,806,054	1,821,417,922
Not later than one month [member] | Current [member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks	137,031,197
Financial assets at fair value through profit or loss	530,580,191
Debt instruments at fair value through other comprehensive income	9,185,740
Loans and advances to customers, net of impairment	162,908,322
Loans and advances to banks, net of impairment	186,589,622
Securities, net of provision for expected losses	17,808,782
Other financial assets	39,932,064
Total financial assets	1,084,035,918	910,635,292
Deposits from financial institutions	327,014,095
Deposits from customers	208,009,606
Securities issued	16,357,292
Subordinated debts	14,708
Other financial liabilities	58,032,775
Financial liabilities at fair value through profit or loss	2,081,928
Loan Commitments	399,154
Financial guarantees	49,250
Insurance technical provisions and pension plans	350,974,072
Total financial liabilities	962,932,880	885,388,340
Later than one month and not later than three months [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	3,533,128
Debt instruments at fair value through other comprehensive income	18,252,721
Loans and advances to customers, net of impairment	152,968,753
Loans and advances to banks, net of impairment	40,311,106
Securities, net of provision for expected losses	14,206,301
Other financial assets	15,626,624
Total financial assets	244,898,633	197,604,624
Deposits from financial institutions	56,709,308
Deposits from customers	66,066,548
Securities issued	25,082,829
Subordinated debts	385,063
Other financial liabilities	41,212,188
Financial liabilities at fair value through profit or loss	4,807,769
Loan Commitments	809,769
Financial guarantees	47,722
Insurance technical provisions and pension plans	13,770,963
Total financial liabilities	208,892,159	180,580,649
Later than three months and not later than one year [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,294,280
Debt instruments at fair value through other comprehensive income	6,831,650
Loans and advances to customers, net of impairment	103,909,969
Loans and advances to banks, net of impairment	6,410,950
Securities, net of provision for expected losses	22,876,215
Other financial assets	7,313,008
Total financial assets	149,636,072	124,564,422
Deposits from financial institutions	20,169,509
Deposits from customers	102,249,281
Securities issued	45,445,374
Subordinated debts	1,641,087
Other financial liabilities	10,522,773
Financial liabilities at fair value through profit or loss	3,251,792
Loan Commitments	482,777
Financial guarantees	103,581
Insurance technical provisions and pension plans	7,966,651
Total financial liabilities	191,832,825	214,445,408
Later than one year and not later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	7,234,164
Debt instruments at fair value through other comprehensive income	46,441,083
Loans and advances to customers, net of impairment	215,517,705
Loans and advances to banks, net of impairment	2,173,376
Securities, net of provision for expected losses	138,622,149
Other financial assets	8,245,307
Total financial assets	418,233,784	451,709,544
Deposits from financial institutions	21,273,661
Deposits from customers	344,688,780
Securities issued	209,382,550
Subordinated debts	5,798,538
Other financial liabilities	7,110,100
Financial liabilities at fair value through profit or loss	6,865,717
Loan Commitments	78,040
Financial guarantees	28,125
Insurance technical provisions and pension plans	23,762,581
Total financial liabilities	618,988,092	459,523,561
Later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,148,006
Debt instruments at fair value through other comprehensive income	58,286,911
Loans and advances to customers, net of impairment	109,152,313
Securities, net of provision for expected losses	66,033,124
Other financial assets	2,309,819
Total financial assets	239,930,173	207,079,332
Deposits from financial institutions	1,932,921
Deposits from customers	259,936
Securities issued	9,992,637
Subordinated debts	25,351,021
Other financial liabilities	513,369
Financial liabilities at fair value through profit or loss	1,261,124
Loan Commitments	45,646
Financial guarantees	1,038,126
Insurance technical provisions and pension plans	23,241,209
Total financial liabilities	63,635,989	62,859,713
No Stated Maturity [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Subordinated debts	21,524,109
Total financial liabilities	R$ 21,524,109	R$ 18,620,251